M Fund, Inc. (the “Corporation”)

Supplement dated September 6, 2019 to the

Statement of Additional Information dated May 1, 2019

This supplement updates information in the Statement of Additional Information of the Corporation dated May 1, 2019. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling toll-free (888)736-2878, or on the Internet at http://www.mfin.com.

At a meeting on July 10, 2019, the Board of Directors of the Corporation elected Nancy Crouse as a Director of the Corporation.

Effective July 31, 2019, Patrick J. Simpson resigned as a Director of the Corporation.

At a meeting on September 6, 2019, the Board of Directors of the Corporation elected Mary Moran Zeven as a Director of the Corporation.

In the section entitled “Management of the Funds,” the Interested Directors and Independent Directors of the Corporation table beginning on page 18 is deleted in its entirety and replaced with the following:

Name, Address, and Age	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director for the Past 5 Years
INTERESTED DIRECTORS
Peter W. Mullin[2] 1125 NW Couch St., Suite 900 Portland, OR 97209 78	Director	Indefinite 23 Years	Chairman Emeritus, MullinTBG, Inc. (insurance agency) from 2008 to present. Founding Chairman, Mullin, Barens, Sanford (life insurance & executive benefits) from 2012 to present.	4	Avery Dennison (consumer packaging) from 1988 to 2013.
Lawton Nease[2] Nease Lagana Eden & Culley, Inc. 1125 NW Couch St., Suite 900 Portland, OR 97209 75	Director	Indefinite Nine Years	President, Nease, Lagana, Eden & Culley (life insurance advisory firm) from 1988 to present.	4	NLEC (specialty insurance).

Name, Address, and Age	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director for the Past 5 Years
INDEPENDENT DIRECTORS
Wayne Pierson 1125 NW Couch St., Suite 900 Portland, OR 97209 68	Director, Chair of the Board and Governance Committee Chair	Indefinite Seven Years	Chief Financial Officer, Chief Investment Officer, Meyer Memorial Trust, 1982 to 2014 (private foundation); President (2005 to present) and Director (2004 to 2015), Acorn Investors LLC (investment holding company); Principal Clifford Capital Partners LLC, 2010 to present (investment manager).	4	Director, Oaktree Capital Group, 2007 to present (investment manager).
Bruce W. Madding 1125 NW Couch St., Suite 900 Portland, OR 97209 67	Director and Audit Committee Chair	Indefinite 11 Years	Chief Executive Officer, C.M. Capital Corp., 2011 to present; Chief Investment Officer, C.M. Capital Corp., 2011 to 2018.	4	N/A
Nancy Crouse[3] 1125 NW Couch St., Suite 900 Portland, OR 97209 61	Director	Indefinite Since July 2019	Senior Vice President and Portfolio Manager, Nuveen Investments, 2005 to 2016 (investment manager).	4	Director and Treasurer, Women’s Economic Ventures (non-profit).
Mary Moran Zeven[4] 1125 NW Couch St., Suite 900 Portland, OR 97209 58	Director	Indefinite Since September 2019	Director, Graduate Program in Banking & Financial Law at Boston University School of Law, 2019 to present; Senior Vice President and Senior Managing Counsel, State Street Bank and Trust Company 2000 to 2019 (custodial bank).	4	State Street Foundation, 2011 to 2016 (non-profit).

______________________

[1]	In accordance with the Corporation’s current by-laws, each Director serves for an indefinite term until the date such Director resigns, retires or is removed by the Board of Directors or shareholders in accordance with the Corporation’s Articles of Incorporation.
[2]	Messrs. Mullin and Nease are deemed to be Interested Persons as defined by the 1940 Act, for the following reasons:

• Mr. Mullin has the power to vote 17.3% of the stock of M Financial Group, which controls the Adviser;

• Mr. Nease owns 1.7% of the stock of M Financial Group;

• Messrs. Mullin and Nease are Directors of M Financial Group; and

• Mr. Nease is a Director of the Adviser.

[3]	Ms. Crouse was elected to the Board on July 10, 2019.
[4]	Ms. Zeven was elected to the Board on September 6, 2019.

In the section entitled “Management of the Funds,” the fourth, fifth and sixth paragraphs following the Officers of the Corporation table on page 20 is deleted in its entirety and replaced with the following:

The Corporation has two standing Committees, the Audit Committee and the Governance Committee. The Audit and Governance Committees were established by the Board at a meeting held on February 10, 2004. Messrs. Madding and Pierson and Mses. Crouse and Zeven are members of the Audit and Governance Committees of the Board. Mr. Madding is Chair of the Audit Committee and Mr. Pierson is Chair of the Governance Committee. The Audit Committee operates under a written charter approved by the Board. The purposes of the Audit Committee are: (a) to oversee generally the Funds accounting and financial reporting policies and processes, including the Funds compliance with legal and regulatory requirements applicable thereto; (b) to oversee generally the quality, objectivity, and integrity of the Funds financial statements and the independent audit thereof, including the Funds controls over financial reporting; (c) to oversee the qualifications, independence, and performance of the Funds independent accountants; (d) to act as a liaison between the Funds independent accountants and the full Board; and (e) to act upon reports of or other information regarding deficiencies, weaknesses in internal controls and procedures for financial reporting, fraud or other similar matters. The Governance Committee, among other things, nominates persons to fill vacancies on the Board. The Governance Committee does not have a procedure to consider nominees for the position of Director recommended by shareholders. During the past calendar year, the Audit Committee met twice and the Governance Committee met once.

There is no family relationship between any of the Directors or Officers listed above.

Each Independent Director receives $1,500 per meeting of the Board that he or she attends, as well as an annual retainer of $20,000. Interested Directors do not receive an annual retainer, nor compensation from the Funds’ for any meeting of the Board attended. Each member of the Audit Committee receives $1,500 per meeting of the Audit Committee that he or she attends. The Chair of the Board and the Chair of the Audit Committee each receive additional annual compensation of $10,000.

In the section entitled “Management of the Funds,” the table entitled “Beneficial Share Ownership in the Funds as of December 31, 2018” on page 21 is deleted in its entirety and replaced with the following:

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in the Corporation
Peter W. Mullin	M International Equity Fund over $100,000 M Large Cap Growth Fund over $100,000 M Capital Appreciation Fund over $100,000	over $100,000*
Lawton Nease	M International Equity Fund $10,001 - $50,000 M Large Cap Growth Fund $10,001 - $50,000 M Capital Appreciation Fund $10,001 - $50,000 M Large Cap Value Fund $10,001 - $50,000	over $100,000*
Wayne Pierson	None	None
Bruce W. Madding	None	None
Patrick J. Simpson**	None	None
Nancy Crouse***	None	None
Mary Zeven****	None	None

*	Messrs. Mullin and Nease own shares of the Funds as a result of investment allocations made within their variable life insurance or annuity policies.
**	Mr. Simpson was elected to the Board on July 9, 2018 and resigned from the Board effective July 31, 2019.
***	Ms. Crouse was elected to the Board on July 10, 2019.
****	Ms. Zeven was elected to the Board on September 6, 2019.

In the section entitled “Management of the Funds,” similar information beginning on page 21 is deleted in its entirety and replaced with the following:

The Directors and Officers, as a group, owned less than 1% of each Fund’s shares as of August 30, 2019.

Consistent with M Financial Group’s focus on client advocacy and leadership, the Corporation’s Board of Directors continues to provide valuable direction and insight that fuel differentiation. While there are no formal qualification requirements, Directors have certain perspectives, credentials, skills, and levels of experience that enhance their ability to serve on the Board, including:

(i)	knowledge of mutual funds, insurance, and/or financial services;

(ii)	a reputation for high professional integrity; and

(iii)	an ability to contribute to the ongoing functions of the Board, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board and the Adviser.

The following is a summary of the specific qualifications and experience of each Director:

Peter W. Mullin: Mr. Mullin is a business executive with over 38 years’ experience with executive compensation and benefit issues. His experience includes various chief executive positions and service as a director or trustee of various public companies and foundations. He has a Bachelor’s degree in Economics. He has served on the Corporation’s Board of Directors and related committees for 23 years and possesses significant experience regarding the Corporation’s operations and history.

Lawton M. Nease, III: Mr. Nease is a business executive with 54 years’ experience planning for estates and businesses in the affluent marketplace. His experience includes various chief executive positions and service as a director or trustee of various public companies and foundations. He has a Master’s degree in Business Administration and a Doctorate degree in Business. He has served on the Corporation’s Board of Directors and related committees for nine years.

Wayne G. Pierson: Mr. Pierson is a business executive with over 36 years’ experience in the financial services industry. His experience includes chief executive and chief financial officer positions and service as a director or trustee for various trusts and companies. He has a Bachelor’s degree in Business Administration. He is a Certified Public Accountant and a Chartered Financial Analyst. He has served on the Corporation’s Board of Directors and related committees for seven years.

Bruce W. Madding: Mr. Madding is a business executive with over 28 years’ experience in the financial services industry. His experience includes chief executive and chief financial officer positions and service as a director or trustee for various foundations. He has a Master’s degree in Business Administration and is a Certified Public Accountant. He has served on the Corporation’s Board of Directors and related committees for 11 years and possesses significant experience regarding the Corporation’s operations and history.

Nancy Crouse: Ms. Crouse is a business executive with over 33 years’ experience in the financial services industry. Her experience includes senior vice president and portfolio manager at Nuveen Investments. She has a Master’s degree in Business Administration. She is a Chartered Financial Analyst. She joined the Board of Directors in July 2019.

Mary Zeven: Ms. Zeven is an attorney with over 35 years’ experience in the financial services and legal industries. Her experience includes senior vice president and senior managing counsel at State Street Bank and Trust Company. She has a Juris Doctor from St. John’s University School of Law. She joined the Board of Directors in September 2019.

In the section entitled “Management of the Funds,” the table on page 22 is deleted in its entirety and replaced with the following:

During the year ended December 31, 2018, the Directors of the Corporation received the following compensation from the Corporation:

Name of Person, Position	Aggregate Compensation from the Corporation	Pension or Retirement Benefits Accrued as Part of the Corporation’s Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Corporation and Fund Complex Paid to Directors
INTERESTED DIRECTORS
Peter W. Mullin Director	$0	$0	$0	$0
Lawton Nease Director	$0	$0	$0	$0

Name of Person, Position	Aggregate Compensation from the Corporation	Pension or Retirement Benefits Accrued as Part of the Corporation’s Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Corporation and Fund Complex Paid to Directors
INDEPENDENT DIRECTORS
Wayne Pierson Director, Chair of the Board and Chair of the Governance Committee	$39,500	$0	$0	$39,500
Bruce Madding Director and Chair of the Audit Committee	$44,500	$0	$0	$44,500
Patrick J. Simpson*	$18,589	$0	$0	$18,589
Gerald Bidwell** Former Director and Former Chair of the Board	$0	$0	$0	$0
Nancy Crouse***	$0	$0	$0	$0
Mary Zeven****	$0	$0	$0	$0

*	Mr. Simpson was elected to the Board on July 9, 2018 and resigned from the Board effective July 31, 2019.
**	Mr. Bidwell was a member of the Board through March 12, 2018.
***	Ms. Crouse was elected to the Board on July 10, 2019.
****	Ms. Zeven was elected to the Board on September 6, 2019.

At a meeting on August 19, 2019, the Board of Directors of the Corporation appointed Kenneth A. Kalina from Foreside Fund Officer Services, LLC to serve as the new Chief Compliance Officer of the Corporation.

In the section entitled “Investment Advisory and Other Services,” the first paragraph under the Investment Adviser section on page 23 is deleted in its entirety and replaced with the following:

M Financial Investment Advisers, Inc. is the investment adviser of the Corporation and its Funds. Bridget McNamara-Fenesy serves as President of the Adviser and President of the Corporation; David Lees serves as Secretary and Treasurer of the Adviser and Secretary and Treasurer of the Corporation; Valerie Pimenta serves as Vice President of the Adviser and Vice President of the Corporation; Dean Beckley serves as Chief Information Security Officer of the Adviser and Chief Information Security Officer of the Corporation; and Kenneth A. Kalina serves as Chief Compliance Officer of the Adviser and of the Corporation.